Acquisitions and Dispositions - Company pro forma combined revenues and net income (Details) (Imported) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquisitions and Dispositions
Revenue	$ 521,224	$ 446,368
Net loss	$ (19,747)	$ (12,972)